Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2019
Successor [Member]
Schedule of Components of Net Periodic Benefit Cost

The Components of net period benefit cost were as follows (in thousands):

	Period from January 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from January 1, 2018 to June 6, 2018
	Successor (NESR)		Predecessor (NPS)
Service Cost	1,440	189	866
Interest Cost	176	30	168
Other	55	(11)	375
Net Cost	1,671	208	1,409

	Period from April 1, 2019 to June 30, 2019	Period from June 7, 2018 to June 30, 2018	Period from April 1, 2018 to June 6, 2018
	Successor (NESR)		Predecessor (NPS)
Service Cost	591	189	347
Interest Cost	43	30	67
Other	66	(11)	188
Net Cost	700	208	602